Deferred Revenue (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Revenue
Amount of revenues recognized included in the deferred revenue	¥ 8,149.2	¥ 7,319.4
Transaction price allocated to unsatisfied performance obligations	¥ 10,945.1
Explanation of expected timing of satisfaction remaining performance obligation	The Group expects to recognize a significant majority of this balance as revenue over the next 12 months, and the remainder thereafter.